Commitments and Contingencies (Details Textual) (USD $)	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended					1 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Gaming Rentals [Member]	Jun. 30, 2013 Gaming Rentals [Member]	Jun. 30, 2014 Gaming Rentals [Member]	Jun. 30, 2013 Gaming Rentals [Member]	Jun. 30, 2014 Subsequent Event [Member]	Jun. 30, 2014 Hong Kong [Member]	Jun. 30, 2014 Macau [Member]	Jul. 31, 2013 Mr.Vong Veng [Member]	Jul. 31, 2013 Chien Lee [Member]	Jun. 30, 2014 Mr.Leong And Mr.Li [Member]
Commitments and Contingencies Disclosure [Line Items]
Employment Contracts Total Compensation Charged To Operations	$ 346,496	$ 319,645	$ 700,348	$ 639,289
Lease Expiration Date										Sep. 30, 2015	Apr. 30, 2016
Capital Leases, Future Minimum Payments Due, Next Twelve Months	38,910		38,910
Capital Leases, Future Minimum Payments Due in Two Years	68,435		68,435
Capital Leases, Future Minimum Payments Due in Three Years	11,862		11,862
Fees and Commissions, Transfer Agent									88,961
Employment Agreement Term												5 years	2 years
Employment Agreement Expiry Date														Feb. 28, 2013
Monthly Paid Rent For Storage Space			1,160
Sale Leaseback Transaction, Monthly Rental Payments							425,000
Operating Leases, Rent Expense	$ 23,817	$ 24,975	$ 46,223	$ 41,713	$ 1,276,974	$ 0	$ 2,552,895	$ 0